UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund

Semi-Annual Report

March 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2022
Commodity-Linked Notes and Related Investments*	29.2%
Inflation-Protected Investments	20.9%
Floating Rate High Yield**	25.8%
Real Estate Investments***	19.6%
Cash and Cash Equivalents	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund

 ** Includes investment in Fidelity® Floating Rate Central Fund

 *** Includes investment in Fidelity® Real Estate Equity Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA	0.3%
AA	0.1%
BBB	1.0%
BB and Below	25.2%
Not Rated	4.0%
Equities*	43.4%
Short-Term Investments and Net Other Assets	5.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 14.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022*,**
Stocks	27.2%
U.S. Government and U.S. Government Agency Obligations	20.9%
Corporate Bonds	2.8%
Asset-Backed Securities	0.3%
Bank Loan Obligations	24.4%
CMOs and Other Mortgage Related Securities	3.2%
Other Investments***	16.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 9.1%

 ** U.S. Treasury Inflation-Indexed Securities - 20.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 14.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
	Principal Amount	Value
Convertible Bonds - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22	$109,000	$112,815
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	108,969
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	77,000	79,695
MFA Financial, Inc. 6.25% 6/15/24	285,000	286,247
Redwood Trust, Inc.:
4.75% 8/15/23	224,000	220,863
5.625% 7/15/24	130,000	129,025
RWT Holdings, Inc. 5.75% 10/1/25	130,000	126,506
		1,064,120
Nonconvertible Bonds - 1.9%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Switch Ltd. 4.125% 6/15/29 (a)	100,000	98,375
Media - 0.1%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (a)	350,000	349,249
TOTAL COMMUNICATION SERVICES		447,624
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (a)	285,000	258,638
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (a)	435,000	404,137
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (a)	400,000	377,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	250,000	246,250
Times Square Hotel Trust 8.528% 8/1/26 (a)	271,312	276,365
		1,562,390
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (a)	70,000	69,825
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (a)	20,000	17,637
4.625% 4/1/30 (a)	70,000	60,982
6.625% 1/15/28 (a)	175,000	179,296
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	15,000	13,415
Century Communities, Inc. 3.875% 8/15/29 (a)	65,000	58,289
LGI Homes, Inc. 4% 7/15/29 (a)	170,000	149,258
M/I Homes, Inc. 3.95% 2/15/30	100,000	88,003
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	99,292
		735,997
TOTAL CONSUMER DISCRETIONARY		2,298,387
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	100,000
FINANCIALS - 0.0%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 9/15/30 (a)	100,000	90,000
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	223,098
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (a)	350,000	341,250
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (a)	345,000	310,541
American Tower Corp.:
2.7% 4/15/31	250,000	226,101
3.8% 8/15/29	250,000	248,783
Boston Properties, Inc. 3.25% 1/30/31	250,000	241,782
CBL & Associates HoldCo II LLC 10% 11/15/29	30,435	30,435
CBL & Associates LP 5.95% 12/15/26 (b)(c)	132,000	0
Crown Castle International Corp. 2.25% 1/15/31	500,000	440,692
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (a)	225,000	212,112
Equinix, Inc. 3.2% 11/18/29	500,000	478,498
GLP Capital LP/GLP Financing II, Inc. 3.25% 1/15/32	250,000	226,825
Invitation Homes Operating Partnership LP 2% 8/15/31	500,000	426,985
iStar Financial, Inc.:
4.25% 8/1/25	305,000	300,044
4.75% 10/1/24	150,000	151,226
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	565,000	559,350
5% 10/15/27	105,000	106,772
Office Properties Income Trust 4.25% 5/15/24	80,000	80,510
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	458,044
4.5% 4/1/27	83,000	84,649
Park Intermediate Holdings LLC 4.875% 5/15/29 (a)	250,000	234,363
RLJ Lodging Trust LP:
3.75% 7/1/26 (a)	100,000	95,000
4% 9/15/29 (a)	455,000	420,811
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	259,829
4.75% 2/15/28	100,000	91,054
9.75% 6/15/25	400,000	421,000
Sun Communities Operating LP 2.7% 7/15/31	500,000	451,068
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (a)	430,000	400,911
Uniti Group, Inc. 6% 1/15/30 (a)	105,000	94,500
Welltower, Inc. 3.85% 6/15/32	250,000	251,745
XHR LP 4.875% 6/1/29 (a)	250,000	242,858
		7,546,488
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	435,000	454,575
Greystar Real Estate Partners 5.75% 12/1/25 (a)	290,000	292,175
Howard Hughes Corp.:
4.125% 2/1/29 (a)	40,000	37,530
4.375% 2/1/31 (a)	285,000	267,900
5.375% 8/1/28 (a)	130,000	130,517
Kennedy-Wilson, Inc.:
4.75% 3/1/29	225,000	216,929
4.75% 2/1/30	225,000	213,955
5% 3/1/31	40,000	38,400
Mattamy Group Corp. 5.25% 12/15/27 (a)	100,000	98,709
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (a)	35,000	32,988
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (a)	250,000	230,000
		2,013,678
TOTAL REAL ESTATE		9,560,166

TOTAL NONCONVERTIBLE BONDS		13,060,525

TOTAL CORPORATE BONDS
(Cost $14,215,136)		14,124,645

U.S. Treasury Inflation-Protected Obligations - 20.9%
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	$1,645,737	$1,687,294
0.125% 2/15/52	1,050,358	1,090,811
0.25% 2/15/50	1,705,954	1,793,631
0.625% 2/15/43	1,647,192	1,839,552
0.75% 2/15/42	2,212,241	2,530,012
0.75% 2/15/45	2,590,828	2,976,771
0.875% 2/15/47	1,587,472	1,908,456
1% 2/15/46	1,332,507	1,623,235
1% 2/15/48	1,241,580	1,542,764
1% 2/15/49	1,100,521	1,382,158
1.375% 2/15/44	2,364,426	3,033,362
1.75% 1/15/28	1,572,847	1,794,137
2% 1/15/26	1,763,567	1,973,376
2.125% 2/15/40	863,711	1,222,136
2.125% 2/15/41	1,315,926	1,861,049
2.375% 1/15/25	2,845,839	3,155,282
2.375% 1/15/27	1,702,245	1,970,292
2.5% 1/15/29	1,478,414	1,794,413
3.375% 4/15/32	744,447	1,048,777
3.625% 4/15/28	1,633,974	2,064,437
3.875% 4/15/29	2,064,236	2,722,837
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	4,423,611	4,636,546
0.125% 10/15/24	3,931,802	4,104,058
0.125% 4/15/25	3,255,554	3,392,817
0.125% 10/15/25	3,915,950	4,094,096
0.125% 4/15/26	3,052,155	3,178,627
0.125% 7/15/26	3,702,877	3,883,875
0.125% 10/15/26	4,213,223	4,411,104
0.125% 1/15/30	3,893,468	4,097,095
0.125% 7/15/30	4,379,661	4,646,897
0.125% 1/15/31	4,622,528	4,894,779
0.125% 7/15/31	4,632,296	4,929,682
0.125% 1/15/32 (d)	3,367,244	3,583,463
0.25% 1/15/25	4,037,021	4,229,118
0.25% 7/15/29	3,587,528	3,818,848
0.375% 7/15/23	5,142,924	5,391,133
0.375% 7/15/25	4,461,262	4,718,154
0.375% 1/15/27	3,506,801	3,701,290
0.375% 7/15/27	3,837,613	4,068,421
0.5% 4/15/24	2,757,867	2,892,651
0.5% 1/15/28	3,951,652	4,215,138
0.625% 4/15/23	4,556,909	4,744,434
0.625% 1/15/24	4,888,401	5,140,880
0.625% 1/15/26	3,729,541	3,969,540
0.75% 7/15/28	3,445,243	3,760,592
0.875% 1/15/29	3,020,790	3,320,948
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $143,595,821)		144,838,968

Asset-Backed Securities - 0.3%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(c)(e)(f)	$137,157	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	286,464
Series 2002-2 Class M2, 9.163% 3/1/33	355,296	327,788
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (a)	85,000	81,522
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (a)	100,000	88,808
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (a)	93,415	83,863
Series 2021-2 Class G, 4.505% 12/17/26 (a)	187,720	173,900
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	373,601	267,524
Progress Residential Series 2022-SFR2 Class E2, 4.8% 4/17/27	100,000	95,500
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (a)	100,000	90,707
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (a)	100,000	88,811
Class G, 4.005% 10/17/38 (a)	100,000	90,577
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (a)	238,000	237,827
Class E2, 5.739% 4/17/39 (a)	295,000	294,806
TOTAL ASSET-BACKED SECURITIES
(Cost $2,405,466)		2,208,098

Commercial Mortgage Securities - 3.2%
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 4.147% 9/15/38 (a)(e)(g)	106,000	104,055
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (e)	189,000	142,390
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (a)(e)	63,000	55,106
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9392% 2/15/42 (a)(e)	84,000	73,369
Class 360E, 3.9392% 2/15/42 (a)(e)	105,000	86,240
BPR Trust floater Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 3.997% 9/15/38 (a)(e)(g)	100,000	98,242
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class E, 1 month U.S. LIBOR + 1.950% 2.3481% 3/15/37 (a)(e)(g)	233,021	229,223
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 3.616% 12/15/38 (a)(e)(g)	210,000	202,619
Class G, 1 month U.S. LIBOR + 3.960% 4.366% 12/15/38 (a)(e)(g)	499,000	480,603
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.647% 11/15/32 (a)(e)(g)	370,642	367,628
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.3431% 10/15/36 (a)(e)(g)	198,000	190,205
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 3.1993% 5/15/38 (a)(e)(g)	333,000	321,329
Class G, 1 month U.S. LIBOR + 3.950% 4.3493% 5/15/38 (a)(e)(g)	401,000	387,950
Series 2020-VIVA Class E, 3.5488% 3/11/44 (a)(e)	600,000	525,698
BX Trust:
floater:
Series 2018-IND Class G, 1 month U.S. LIBOR + 2.050% 2.447% 11/15/35 (a)(e)(g)	259,000	257,046
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 2.697% 10/15/36 (a)(e)(g)	386,750	378,509
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.407% 10/15/36 (a)(e)(g)	84,000	81,156
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.692% 11/15/38 (a)(e)(g)	126,000	123,181
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.9905% 10/15/36 (a)(e)(g)	27,000	26,238
Class G, 1 month U.S. LIBOR + 3.140% 3.5391% 10/15/36 (a)(e)(g)	93,000	89,507
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.7465% 10/15/26 (a)(e)(g)	126,000	120,952
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.3966% 1/15/34 (a)(e)(g)	336,000	330,023
Class G, 1 month U.S. LIBOR + 3.900% 4.2966% 1/15/34 (a)(e)(g)	170,000	166,355
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.334% 9/15/34 (a)(e)(g)	100,000	95,985
Series 2021-SOAR Class J, 4.147% 6/15/38 (a)(e)	600,000	577,796
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.7966% 9/15/36 (a)(e)(g)	100,000	96,454
Class G, 1 month U.S. LIBOR + 2.850% 3.2466% 9/15/36 (a)(e)(g)	105,000	100,880
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.287% 10/15/38 (a)(e)(g)	658,776	632,543
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.6512% 1/15/39 (a)(e)(g)	100,000	98,017
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.5012% 1/15/39 (a)(e)(g)	100,000	98,057
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.4108% 2/15/39 (a)(e)(g)	500,000	486,985
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.59% 10/15/23 (a)(e)(g)	200,000	191,563
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (a)	500,000	483,183
Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(e)	96,000	83,336
BXSC floater Series 2022-WSS Class F, 5.579% 3/15/35 (a)	133,000	132,050
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (a)	500,000	460,659
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 4.2685% 7/15/30 (a)(e)(g)	105,000	102,420
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	150,000	129,447
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	20,415
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	313,000	267,814
Series 2020-CX Class E, 2.6835% 11/10/46 (a)(e)	195,000	155,374
CPT Mortgage Trust sequential payer Series 2019-CPT Class A, 2.865% 11/13/39 (a)	500,000	472,317
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.6134% 6/15/34 (a)(g)	85,622	82,835
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 2.547% 5/15/36 (a)(e)(g)	100,000	98,122
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.2677% 11/15/23 (a)(e)(g)	141,000	137,026
Series 2020-NET Class E, 3.7056% 8/15/37 (a)(e)	100,000	94,907
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.584% 6/15/50 (a)(e)	156,000	129,580
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(e)	84,000	82,223
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(e)	100,000	97,594
DBGS Mortgage Trust floater Series 2018-BIOD Class F, 1 month U.S. LIBOR + 2.000% 2.306% 5/15/35 (a)(e)(g)	201,028	195,946
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 4.0119% 11/15/38 (a)(e)(g)	210,000	205,277
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 4.097% 7/15/38 (a)(e)(g)	434,327	424,486
GS Mortgage Securities Corp. Trust floater Series 2019-70P:
Class E, 1 month U.S. LIBOR + 2.200% 2.597% 10/15/36 (a)(e)(g)	139,000	130,609
Class F, 1 month U.S. LIBOR + 2.650% 3.047% 10/15/36(a)(e)(g)	218,000	203,555
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.1634% 8/10/44 (a)(e)	63,000	5,701
Class F, 4.5% 8/10/44 (a)(c)	42,000	147
Series 2012-GC6 Class E, 5% 1/10/45 (a)(e)	11,984	11,951
Series 2012-GCJ9 Class D, 4.7383% 11/10/45 (a)(e)	178,000	176,366
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	200,616
Series 2019-GC40 Class DBD, 3.5497% 7/10/52 (a)(e)	570,000	543,992
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(e)	163,000	146,684
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	91,562
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	44,797
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.950% 3.347% 4/15/38 (a)(e)(g)	210,000	202,087
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (a)(e)	100,000	78,032
Series 2011-C3 Class E, 5.5249% 2/15/46 (a)(e)	200,000	69,914
Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	10,935
Series 2019-OSB Class C, 3.749% 6/5/39 (a)(e)	500,000	483,696
KNDL Mortgage Trust floater Series 2019-KNSQ:
Class E, 1 month U.S. LIBOR + 1.800% 2.197% 5/15/36 (a)(e)(g)	500,000	492,768
Class F, 1 month U.S. LIBOR + 2.000% 2.397% 5/15/36 (a)(e)(g)	250,000	243,382
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.347% 8/15/38 (a)(e)(g)	100,000	98,203
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.231% 3/15/39 (a)(e)(g)	131,000	130,961
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.347% 3/15/38 (a)(e)(g)	393,188	375,471
Manhattan West Series 2020-1MW Class C, 2.335% 9/10/39 (a)(e)	214,000	193,499
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.647% 11/15/38 (a)(e)(g)	559,000	545,809
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 3.147% 7/15/38 (a)(e)(g)	105,000	101,309
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.998% 4/15/38 (a)(e)(g)	100,000	97,489
Class G, 1 month U.S. LIBOR + 3.200% 3.598% 4/15/38 (a)(e)(g)	400,000	386,975
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.2587% 1/15/27 (a)(e)(g)	105,000	103,084
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(e)	8,078	8,054
Series 2011-C2:
Class D, 5.2124% 6/15/44 (a)(e)	257,314	250,176
Class F, 5.2124% 6/15/44 (a)(c)(e)	343,000	223,178
Class XB, 0.4322% 6/15/44 (a)(e)(f)	5,597,531	21,955
Series 2011-C3:
Class C, 5.0861% 7/15/49 (a)(e)	23,548	23,681
Class G, 5.0861% 7/15/49 (a)(e)	112,000	59,601
Motel 6 Trust floater Series 2021-MTL6:
Class D, 1 month U.S. LIBOR + 2.100% 2.4966% 9/15/38 (a)(e)(g)	84,100	82,455
Class F, 1 month U.S. LIBOR + 3.550% 3.9466% 9/15/38 (a)(e)(g)	84,100	82,031
Class G, 1 month U.S. LIBOR + 4.700% 5.0966% 9/15/38 (a)(e)(g)	206,045	202,382
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 5.3352% 3/15/39 (a)(e)(g)	500,000	496,907
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.795% 10/15/36 (a)(e)(g)	130,000	123,924
Class J, 1 month U.S. LIBOR + 3.340% 3.743% 10/15/36 (a)(e)(g)	93,000	90,209
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.997% 7/15/38 (a)(e)(g)	100,000	96,050
Class G, 1 month U.S. LIBOR + 4.350% 4.747% 7/15/38 (a)(e)(g)	100,000	96,302
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (a)	100,000	87,684
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	191,456	215,675
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 4.047% 5/15/38 (a)(e)(g)	500,000	481,036
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.7276% 3/15/37 (a)(e)	150,000	133,561
Class G, 3.7276% 3/15/37 (a)(e)	100,000	85,195
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (a)	500,000	465,246
Series 2021-OVA Class F, 2.8506% 7/15/41 (a)	463,000	376,628
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.652% 1/15/24 (a)(e)(g)	168,000	164,669
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.321% 7/15/36 (a)(e)(g)	58,000	55,531
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.6628% 10/15/38 (a)(e)(g)	198,000	189,604
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.3704% 11/15/38 (a)(e)(g)	126,000	121,309
Series 2021-MFP2:
Class F, 1 month U.S. LIBOR + 2.610% 3.0152% 11/15/36 (a)(e)(g)	100,000	97,489
Class J, 1 month U.S. LIBOR + 3.910% 4.3125% 11/15/36 (a)(e)(g)	128,000	125,194
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 3.948% 11/15/36 (a)(e)(g)	100,000	97,319
Class G, 1 month U.S. LIBOR + 4.200% 4.597% 11/15/36 (a)(e)(g)	42,000	41,010
TTAN floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.900% 3.297% 3/15/38 (a)(e)(g)	264,607	253,979
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.84% 5/10/45 (a)(e)	78,000	72,885
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	610,000	542,317
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.9676% 1/18/37 (a)(e)(g)	147,000	142,590
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7468% 10/15/45 (a)(e)	114,000	112,143
Class F, 4.7468% 10/15/45 (a)(e)	42,000	38,571
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2381% 3/15/45 (a)(e)	220,000	203,640
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(e)	140,000	117,172
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $23,337,378)		22,317,861
	Shares	Value

Common Stocks - 14.2%
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Archer Daniels Midland Co.	57,750	5,212,515
Bunge Ltd.	14,390	1,594,556
Darling Ingredients, Inc. (h)	6,720	540,154
Wilmar International Ltd.	74,450	257,837
		7,605,062
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP PLC	1,399	6,858
Canadian Natural Resources Ltd.	41,410	2,564,131
Chevron Corp.	35,120	5,718,590
ConocoPhillips Co.	30,800	3,080,000
Coterra Energy, Inc.	53,870	1,452,874
Diamondback Energy, Inc.	6,830	936,256
Equinor ASA	13,620	508,525
Exxon Mobil Corp.	79,810	6,591,508
Hess Corp.	8,640	924,826
Magnolia Oil & Gas Corp. Class A	29,760	703,824
Occidental Petroleum Corp.	26,360	1,495,666
Petroleo Brasileiro SA - Petrobras (ON)	135,070	999,751
Pioneer Natural Resources Co.	9,760	2,440,293
Range Resources Corp. (h)	81,590	2,478,704
Shell PLC (London)	100,916	2,795,203
		32,697,009
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp.	10,511	123,294
MATERIALS - 8.4%
Chemicals - 3.3%
Albemarle Corp. U.S.	4,110	908,927
CF Industries Holdings, Inc.	47,720	4,918,023
Corteva, Inc.	67,910	3,903,467
FMC Corp.	8,800	1,157,816
Icl Group Ltd.	42,620	510,596
Nutrien Ltd.	68,140	7,043,186
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	5,770	493,912
The Mosaic Co.	62,780	4,174,870
		23,110,797
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd. (Canada)	38,945	2,383,148
Alcoa Corp.	36,880	3,320,306
Anglo American Platinum Ltd. ADR	9,600	223,680
Anglo American PLC (United Kingdom)	36,679	1,905,928
ArcelorMittal SA (Netherlands)	26,520	859,596
Barrick Gold Corp. (Canada)	64,680	1,586,281
Commercial Metals Co.	21,950	913,559
First Quantum Minerals Ltd.	61,400	2,125,659
Fortescue Metals Group Ltd.	46,390	713,100
Franco-Nevada Corp.	2,210	351,684
Freeport-McMoRan, Inc.	51,950	2,583,993
Grupo Mexico SA de CV Series B	40,940	244,940
IGO Ltd.	72,276	755,519
Impala Platinum Holdings Ltd.	23,930	368,338
Ivanhoe Mines Ltd. (h)	54,430	507,662
Lundin Mining Corp.	90,660	918,820
Newcrest Mining Ltd.	11,377	229,900
Newmont Corp.	30,790	2,446,266
Nucor Corp.	3,990	593,114
Rio Tinto PLC	48,777	3,899,554
Steel Dynamics, Inc.	7,100	592,353
Teck Resources Ltd. Class B (sub. vtg.)	7,730	312,131
Vale SA	113,630	2,281,645
Wheaton Precious Metals Corp.	15,940	758,015
		30,875,191
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	4,010	249,101
Mondi PLC	31,992	626,822
Nine Dragons Paper (Holdings) Ltd.	132,040	114,656
Suzano Papel e Celulose SA	52,900	612,771
Svenska Cellulosa AB SCA (B Shares)	23,050	449,728
UPM-Kymmene Corp.	39,690	1,302,283
West Fraser Timber Co. Ltd.	10,720	882,022
		4,237,383

TOTAL MATERIALS		58,223,371

TOTAL COMMON STOCKS
(Cost $77,515,191)		98,648,736

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	16,367	414,576
Ready Capital Corp. 7.00%	6,400	170,240
		584,816
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	49,086
RLJ Lodging Trust Series A, 1.95%	400	11,020
		60,106

TOTAL CONVERTIBLE PREFERRED STOCKS		644,922

Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Acres Commercial Realty Corp. 8.625% (e)	300	7,473
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	366,487
8.25%	500	11,988
Series C, 8.00% (e)	4,100	94,751
AGNC Investment Corp.:
6.125% (e)	7,000	163,520
Series C, 7.00% (e)	10,200	252,956
Series E, 6.50% (e)	10,400	253,240
Annaly Capital Management, Inc.:
6.75% (e)	3,600	88,920
Series F, 6.95% (e)	14,800	360,676
Series G, 6.50% (e)	11,800	275,058
Arbor Realty Trust, Inc.:
Series D, 6.375%	500	11,245
Series F, 6.25% (e)	3,000	73,680
Armour Residential REIT, Inc. Series C 7.00%	1,000	24,570
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	100,600
Chimera Investment Corp.:
8.00% (e)	5,000	124,492
Series B, 8.00% (e)	23,587	589,439
Series C, 7.75% (e)	8,700	211,932
Dynex Capital, Inc. Series C 6.90% (e)	9,600	240,000
Ellington Financial LLC 6.75% (e)	2,000	49,160
Franklin BSP Realty Trust, Inc. 7.50%	3,000	70,170
Invesco Mortgage Capital, Inc.:
7.50% (e)	14,400	347,760
Series B, 7.75% (e)	13,900	333,461
KKR Real Estate Finance Trust, Inc. 6.50%	1,300	31,876
MFA Financial, Inc.:
6.50% (e)	9,300	211,854
Series B, 7.50%	18,486	452,352
New Residential Investment Corp.:
7.125% (e)	6,200	152,706
Series A, 7.50% (e)	17,700	450,642
Series C, 6.375% (e)	8,300	179,280
Series D, 7.00% (e)	2,700	65,394
New York Mortgage Trust, Inc. Series D, 8.00% (e)	6,000	144,674
PennyMac Mortgage Investment Trust:
6.75%	1,300	29,705
8.125% (e)	5,700	148,599
Series B, 8.00% (e)	9,300	241,335
Two Harbors Investment Corp.:
Series A, 8.125% (e)	11,900	304,034
Series B, 7.625% (e)	11,800	288,628
Series C, 7.25% (e)	10,500	248,955
		7,001,612
MATERIALS - 0.3%
Chemicals - 0.3%
Sociedad Quimica y Minera de Chile SA (PN-B)	21,599	1,866,990
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Agree Realty Corp. 4.375%	1,300	25,935
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	6,750
Series H, 7.50%	2,500	55,475
Series I, 7.50%	2,500	54,775
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	39,843
Series C, 6.50%	4,900	59,780
City Office REIT, Inc. Series A, 6.625%	2,079	53,382
CTO Realty Growth, Inc. 6.375%	1,000	25,150
DiamondRock Hospitality Co. 8.25%	4,537	124,132
Digital Realty Trust, Inc.:
5.25%	900	22,419
Series L, 5.20%	12,700	316,230
Digitalbridge Group, Inc.:
Series H, 7.125%	7,530	185,840
Series I, 7.15%	18,400	456,136
Series J, 7.15%	21,100	523,280
Gladstone Commercial Corp.:
6.625%	2,400	60,840
Series G, 6.00%	5,200	129,740
Global Medical REIT, Inc. Series A, 7.50%	2,100	54,076
Global Net Lease, Inc.:
Series A, 7.25%	9,300	237,336
Series B 6.875%	2,200	55,110
Healthcare Trust, Inc.:
7.125%	2,000	51,180
Series A 7.375%	2,200	55,990
Hudson Pacific Properties, Inc. Series C, 4.75%	22,400	481,824
iStar Financial, Inc.:
Series D, 8.00%	8,000	203,040
Series G, 7.65%	10,000	253,000
Series I, 7.50%	7,600	191,140
Kimco Realty Corp.:
5.125%	3,000	74,970
Series M, 5.25%	5,300	132,288
Necessity Retail (REIT), Inc./The 7.50%	9,100	236,145
Pebblebrook Hotel Trust:
6.30%	973	23,518
6.375%	8,200	202,540
Series H, 5.70%	3,600	80,856
Pennsylvania (REIT):
Series B, 7.375% (h)	4,082	20,818
Series D, 6.875% (h)	2,500	13,625
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	63,975
PS Business Parks, Inc.:
Series X, 5.25%	3,300	83,490
Series Y, 5.20%	3,000	74,730
Series Z 4.875%	10,400	243,152
Public Storage:
4.00%	4,000	82,560
Series F, 5.15%	2,900	73,196
Series G, 5.05%	2,900	73,109
Series I, 4.875%	2,000	48,800
Series J, 4.70%	4,800	111,600
Series K, 4.75%	300	7,344
Series L, 4.625%	19,008	444,027
Saul Centers, Inc. Series D, 6.125%	1,300	32,487
SITE Centers Corp. 6.375%	3,300	82,797
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	31,479
Spirit Realty Capital, Inc. Series A, 6.00%	4,700	118,722
Summit Hotel Properties, Inc.:
Series E, 6.25%	4,800	115,872
Series F, 5.875%	2,000	47,108
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	84,385
Series I, 5.70%	6,000	136,980
UMH Properties, Inc.:
Series C, 6.75%	200	5,078
Series D, 6.375%	2,300	58,765
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	113,625
Series K 5.875%	2,000	50,188
Vornado Realty Trust:
Series L, 5.40%	1,000	23,520
Series N, 5.25%	4,600	107,088
Series O, 4.45%	1,800	36,000
		6,857,240

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,725,842

TOTAL PREFERRED STOCKS
(Cost $15,715,683)		16,370,764
	Principal Amount	Value

Bank Loan Obligations - 0.3%
COMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/11/25 (e)(g)(i)	273,593	269,908
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (e)(g)(i)	199,500	198,253
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (e)(g)(i)	59,700	58,357
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 12/22/24 (e)(g)(i)	226,592	225,176
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 11/30/23 (e)(g)(i)	99,607	99,187
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (e)(g)(i)	120,582	119,738
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (e)(g)(i)	60,409	58,937
		759,648
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (e)(g)(i)	4,988	4,950
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 8/4/28 (e)(g)(i)	149,250	146,980
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (e)(g)(i)	60,116	59,132
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (e)(g)(i)	403,767	397,711
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,651,272)		1,638,329
	Shares	Value

Equity Funds - 26.5%
Fidelity Commodity Strategy Central Fund (h)(j)	16,604,906	102,452,270
Fidelity Real Estate Equity Central Fund (j)	534,116	81,340,536
TOTAL EQUITY FUNDS
(Cost $164,888,036)		183,792,806

Fixed-Income Funds - 25.8%
Fidelity Floating Rate Central Fund (j)
(Cost $181,197,841)	1,794,519	179,003,289
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $541,765)(a)(c)	500,000	10,000
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.31% (k)	31,964,610	31,971,003
Fidelity Securities Lending Cash Central Fund 0.31% (k)(l)	1,423,185	1,423,328
TOTAL MONEY MARKET FUNDS
(Cost $33,394,330)		33,394,331
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $658,457,919)		696,347,827
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,490,939)
NET ASSETS - 100%		$693,856,888

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,070,718 or 4.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$6,256,970	$272,332,366	$246,618,333	$6,462	$--	$--	$31,971,003	0.1%
Fidelity Commodity Strategy Central Fund	75,396,492	33,616,583	23,281,576	--	(27,733,696)	44,454,467	102,452,270	17.6%
Fidelity Floating Rate Central Fund	105,919,440	80,263,502	6,000,170	2,535,982	(82,047)	(1,097,436)	179,003,289	5.6%
Fidelity Real Estate Equity Central Fund	56,106,397	28,049,114	8,133,406	578,114	24,878	5,293,553	81,340,536	4.8%
Fidelity Securities Lending Cash Central Fund 0.31%	2,406,250	6,584,703	7,567,625	904	--	--	1,423,328	0.0%
Total	$246,085,549	$420,846,268	$291,601,110	$3,121,462	$(27,790,865)	$48,650,584	$396,190,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$7,605,062	$7,347,225	$257,837	$--
Energy	32,697,009	32,181,626	515,383	--
Financials	7,709,722	7,124,906	584,816	--
Materials	60,090,361	52,103,366	7,986,995	--
Real Estate	6,917,346	6,857,240	60,106	--
Corporate Bonds	14,124,645	--	14,124,645	--
U.S. Government and Government Agency Obligations	144,838,968	--	144,838,968	--
Asset-Backed Securities	2,208,098	--	2,208,097	1
Commercial Mortgage Securities	22,317,861	--	22,094,536	223,325
Bank Loan Obligations	1,638,329	--	1,638,329	--
Equity Funds	183,792,806	183,792,806	--	--
Fixed-Income Funds	179,003,289	179,003,289	--	--
Preferred Securities	10,000	--	--	10,000
Money Market Funds	33,394,331	33,394,331	--	--
Total Investments in Securities:	$696,347,827	$501,804,789	$194,309,712	$233,326

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,400,615) — See accompanying schedule: Unaffiliated issuers (cost $278,977,712)	$300,157,401
Fidelity Central Funds (cost $379,480,207)	396,190,426
Total Investment in Securities (cost $658,457,919)		$696,347,827
Cash		232,318
Foreign currency held at value (cost $20,735)		20,616
Receivable for investments sold		959,158
Receivable for fund shares sold		6,732,149
Dividends receivable		474,296
Interest receivable		457,621
Distributions receivable from Fidelity Central Funds		4,526
Prepaid expenses		183
Receivable from investment adviser for expense reductions		674
Total assets		705,229,368
Liabilities
Payable for investments purchased	$8,991,574
Payable for fund shares redeemed	524,160
Accrued management fee	277,478
Distribution and service plan fees payable	17,736
Other affiliated payables	76,263
Other payables and accrued expenses	61,941
Collateral on securities loaned	1,423,328
Total liabilities		11,372,480
Net Assets		$693,856,888
Net Assets consist of:
Paid in capital		$881,111,272
Total accumulated earnings (loss)		(187,254,384)
Net Assets		$693,856,888
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($55,055,114 ÷ 5,672,143 shares)(a)		$9.71
Maximum offering price per share (100/96.00 of $9.71)		$10.11
Class M:
Net Asset Value and redemption price per share ($9,192,644 ÷ 945,963 shares)(a)		$9.72
Maximum offering price per share (100/96.00 of $9.72)		$10.13
Class C:
Net Asset Value and offering price per share ($8,052,655 ÷ 842,541 shares)(a)		$9.56
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($388,433,178 ÷ 39,806,801 shares)		$9.76
Class K6:
Net Asset Value, offering price and redemption price per share ($40,513,651 ÷ 4,141,901 shares)		$9.78
Class I:
Net Asset Value, offering price and redemption price per share ($112,294,334 ÷ 11,539,479 shares)		$9.73
Class Z:
Net Asset Value, offering price and redemption price per share ($80,315,312 ÷ 8,248,220 shares)		$9.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$1,412,953
Interest		3,241,420
Income from Fidelity Central Funds (including $904 from security lending)		3,121,462
Total income		7,775,835
Expenses
Management fee	$1,324,808
Transfer agent fees	294,794
Distribution and service plan fees	90,647
Accounting fees	117,960
Custodian fees and expenses	20,945
Independent trustees' fees and expenses	723
Registration fees	52,573
Audit	53,308
Legal	974
Interest	82
Miscellaneous	1,024
Total expenses before reductions	1,957,838
Expense reductions	(150,103)
Total expenses after reductions		1,807,735
Net investment income (loss)		5,968,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,845,371
Fidelity Central Funds	(27,790,865)
Foreign currency transactions	(3,746)
Total net realized gain (loss)		(25,949,240)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,868,372
Fidelity Central Funds	48,650,584
Assets and liabilities in foreign currencies	751
Total change in net unrealized appreciation (depreciation)		58,519,707
Net gain (loss)		32,570,467
Net increase (decrease) in net assets resulting from operations		$38,538,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,968,100	$20,665,308
Net realized gain (loss)	(25,949,240)	(14,192,675)
Change in net unrealized appreciation (depreciation)	58,519,707	44,423,711
Net increase (decrease) in net assets resulting from operations	38,538,567	50,896,344
Distributions to shareholders	(19,713,019)	(5,972,174)
Share transactions - net increase (decrease)	262,165,682	129,284,629
Total increase (decrease) in net assets	280,991,230	174,208,799
Net Assets
Beginning of period	412,865,658	238,656,859
End of period	$693,856,888	$412,865,658

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$8.07	$8.39	$8.88	$8.80	$8.81
Income from Investment Operations
Net investment income (loss)A,B	.103	.568	.257	.216	.266	.170
Net realized and unrealized gain (loss)	.621	.950	(.365)	.012	.008C	.022
Total from investment operations	.724	1.518	(.108)	.228	.274	.192
Distributions from net investment income	(.434)	(.168)	(.212)	(.293)	(.183)	(.190)D
Distributions from net realized gain	–	–	–	(.425)	(.011)	(.012)D
Total distributions	(.434)	(.168)	(.212)	(.718)	(.194)	(.202)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$9.71	$9.42	$8.07	$8.39	$8.88	$8.80
Total ReturnF,G,H	8.02%	19.05%	(1.28)%	2.86%	3.15%C	2.23%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.07%K	1.11%	1.12%	1.10%	1.07%	1.08%
Expenses net of fee waivers, if any	.98%K	1.00%	1.00%	1.09%	1.07%	1.08%
Expenses net of all reductions	.98%K	1.00%	1.00%	1.09%	1.07%	1.07%
Net investment income (loss)	2.22%K	6.40%	3.22%	2.60%	3.01%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$55,055	$37,357	$25,212	$29,652	$29,288	$33,949
Portfolio turnover rateL	38%K	13%	47%	19%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.99%

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$8.07	$8.39	$8.89	$8.81	$8.82
Income from Investment Operations
Net investment income (loss)A,B	.103	.567	.257	.215	.264	.168
Net realized and unrealized gain (loss)	.621	.960	(.365)	.002	.008C	.025
Total from investment operations	.724	1.527	(.108)	.217	.272	.193
Distributions from net investment income	(.434)	(.167)	(.212)	(.292)	(.181)	(.191)D
Distributions from net realized gain	–	–	–	(.425)	(.011)	(.012)D
Total distributions	(.434)	(.167)	(.212)	(.717)	(.192)	(.203)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$9.72	$9.43	$8.07	$8.39	$8.89	$8.81
Total ReturnF,G,H	8.01%	19.17%	(1.28)%	2.73%	3.12%C	2.23%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.07%K	1.12%	1.14%	1.12%	1.11%	1.11%
Expenses net of fee waivers, if any	.98%K	1.00%	1.00%	1.10%	1.10%	1.10%
Expenses net of all reductions	.98%K	1.00%	1.00%	1.10%	1.10%	1.10%
Net investment income (loss)	2.22%K	6.40%	3.22%	2.59%	2.98%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$9,193	$7,293	$6,141	$7,903	$8,391	$9,723
Portfolio turnover rateL	38%K	13%	47%	19%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.96%

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.28	$7.95	$8.26	$8.77	$8.70	$8.71
Income from Investment Operations
Net investment income (loss)A,B	.067	.491	.195	.151	.197	.102
Net realized and unrealized gain (loss)	.612	.946	(.358)	.004	.011C	.023
Total from investment operations	.679	1.437	(.163)	.155	.208	.125
Distributions from net investment income	(.399)	(.107)	(.147)	(.240)	(.127)	(.123)D
Distributions from net realized gain	–	–	–	(.425)	(.011)	(.012)D
Total distributions	(.399)	(.107)	(.147)	(.665)	(.138)	(.135)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$9.56	$9.28	$7.95	$8.26	$8.77	$8.70
Total ReturnF,G,H	7.61%	18.24%	(2.00)%	1.99%	2.41%C	1.46%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.79%K	1.88%	1.89%	1.86%	1.83%	1.84%
Expenses net of fee waivers, if any	1.73%K	1.75%	1.75%	1.85%	1.83%	1.84%
Expenses net of all reductions	1.73%K	1.75%	1.75%	1.85%	1.83%	1.84%
Net investment income (loss)	1.47%K	5.65%	2.47%	1.83%	2.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$8,053	$4,549	$5,694	$8,555	$18,962	$24,718
Portfolio turnover rateL	38%K	13%	47%	19%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.25%

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$8.10	$8.43	$8.92	$8.84	$8.85
Income from Investment Operations
Net investment income (loss)A,B	.115	.593	.278	.239	.291	.194
Net realized and unrealized gain (loss)	.620	.965	(.376)	.009	.008C	.024
Total from investment operations	.735	1.558	(.098)	.248	.299	.218
Distributions from net investment income	(.445)	(.188)	(.232)	(.313)	(.208)	(.216)D
Distributions from net realized gain	–	–	–	(.425)	(.011)	(.012)D
Total distributions	(.445)	(.188)	(.232)	(.738)	(.219)	(.228)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$9.76	$9.47	$8.10	$8.43	$8.92	$8.84
Total ReturnF,G	8.10%	19.51%	(1.14)%	3.10%	3.43%C	2.52%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.78%J	.85%	.87%	.83%	.81%	.81%
Expenses net of fee waivers, if any	.73%J	.75%	.75%	.83%	.81%	.81%
Expenses net of all reductions	.73%J	.75%	.75%	.83%	.81%	.81%
Net investment income (loss)	2.47%J	6.64%	3.47%	2.86%	3.27%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$388,433	$236,076	$158,896	$197,152	$262,063	$476,944
Portfolio turnover rateK	38%J	13%	47%	19%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.27%

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class K6

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$8.11	$8.34
Income from Investment Operations
Net investment income (loss)B,C	.124	.616	.281
Net realized and unrealized gain (loss)	.625	.948	(.352)
Total from investment operations	.749	1.564	(.071)
Distributions from net investment income	(.449)	(.194)	(.159)
Distributions from net realized gain	–	–	–
Total distributions	(.449)	(.194)	(.159)
Net asset value, end of period	$9.78	$9.48	$8.11
Total ReturnD,E	8.25%	19.57%	(.81)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.66%H	.69%	.71%H
Expenses net of fee waivers, if any	.54%H	.56%	.56%H
Expenses net of all reductions	.54%H	.56%	.56%H
Net investment income (loss)	2.66%H	6.83%	3.66%H
Supplemental Data
Net assets, end of period (000 omitted)	$40,514	$20,606	$6,331
Portfolio turnover rateI	38%H	13%	47%

 A For the period October 8, 2019 (commencement of sale of shares) through September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$8.08	$8.40	$8.90	$8.82	$8.83
Income from Investment Operations
Net investment income (loss)A,B	.115	.594	.280	.240	.291	.194
Net realized and unrealized gain (loss)	.620	.955	(.369)	–C	.008D	.027
Total from investment operations	.735	1.549	(.089)	.240	.299	.221
Distributions from net investment income	(.445)	(.189)	(.231)	(.315)	(.208)	(.219)E
Distributions from net realized gain	–	–	–	(.425)	(.011)	(.012)E
Total distributions	(.445)	(.189)	(.231)	(.740)	(.219)	(.231)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$9.73	$9.44	$8.08	$8.40	$8.90	$8.82
Total ReturnF,G	8.13%	19.45%	(1.04)%	3.01%	3.44%D	2.56%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.79%J	.83%	.83%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.73%J	.75%	.75%	.81%	.79%	.80%
Expenses net of all reductions	.73%J	.75%	.75%	.81%	.79%	.80%
Net investment income (loss)	2.47%J	6.64%	3.47%	2.88%	3.29%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$112,294	$49,988	$26,872	$116,302	$158,776	$190,292
Portfolio turnover rateK	38%J	13%	47%	19%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.28%

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.45	$8.08	$8.40	$8.93
Income from Investment Operations
Net investment income (loss)B,C	.119	.610	.282	.244
Net realized and unrealized gain (loss)	.620	.952	(.365)	(.026)
Total from investment operations	.739	1.562	(.083)	.218
Distributions from net investment income	(.449)	(.192)	(.237)	(.323)
Distributions from net realized gain	–	–	–	(.425)
Total distributions	(.449)	(.192)	(.237)	(.748)
Net asset value, end of period	$9.74	$9.45	$8.08	$8.40
Total ReturnD,E	8.17%	19.61%	(.96)%	2.76%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.70%H	.73%	.74%	.71%H
Expenses net of fee waivers, if any	.64%H	.66%	.66%	.71%H
Expenses net of all reductions	.64%H	.66%	.66%	.71%H
Net investment income (loss)	2.56%H	6.73%	3.56%	2.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$80,315	$56,997	$9,511	$9,369
Portfolio turnover rateI	38%H	13%	47%	19%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,789,138
Gross unrealized depreciation	(51,746,832)
Net unrealized appreciation (depreciation)	$(1,957,694)
Tax cost	$698,305,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,738,127)
Long-term	(187,460,318)
Total capital loss carryforward	$(190,198,445)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Real Return Fund	240,187,765	59,604,044

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$54,109	$4,872
Class M	-%	.25%	9,337	39
Class C	.75%	.25%	27,201	10,508
			$90,647	$15,419

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,156
Class M	1,300
Class C(a)	191
$10,647

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K6 and Class Z. FIIOC receives an asset-based fee of Class K6's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,728.17
Class M	6,492.17
Class C	3,817.14
Strategic Real Return	185,243.14
Class K6	1,405.01
Class I	45,802.14
Class Z	15,307.05
	$294,794

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Real Return Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Real Return Fund	$634

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Strategic Real Return Fund	Borrower	$9,337,000.32%		$82

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Real Return Fund	1,139,395	767,865	217,436

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Strategic Real Return Fund	1,824

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Strategic Real Return Fund	$555

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Real Return Fund	$89	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%/.95%(a)	$18,754
Class M	1.00%/.95%(a)	3,321
Class C	1.75%/1.70%(a)	1,517
Strategic Real Return	.75%/.70%(a)	70,251
Class K6	.56%/.51%(a)	16,440
Class I	.75%/.70%(a)	18,542
Class Z	.66%/.61%(a)	17,729
		$146,554

 (a) Expense limitation effective February 1, 2022.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,547.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Strategic Real Return Fund
Distributions to shareholders
Class A	$1,756,834	$546,825
Class M	336,655	122,736
Class C	199,100	70,303
Strategic Real Return	11,304,487	3,920,306
Class K6	1,016,565	218,897
Class I	2,449,130	647,564
Class Z	2,650,248	445,543
Total	$19,713,019	$5,972,174

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2022	Year ended September 30, 2021	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Strategic Real Return Fund
Class A
Shares sold	1,926,195	1,370,629	$18,161,631	$12,455,047
Reinvestment of distributions	187,095	61,482	1,705,718	524,176
Shares redeemed	(406,773)	(592,460)	(3,781,057)	(5,246,049)
Net increase (decrease)	1,706,517	839,651	$16,086,292	$7,733,174
Class M
Shares sold	227,456	121,831	$2,167,561	$1,114,479
Reinvestment of distributions	35,324	14,028	322,356	119,078
Shares redeemed	(90,106)	(123,293)	(836,899)	(1,061,035)
Net increase (decrease)	172,674	12,566	$1,653,018	$172,522
Class C
Shares sold	445,549	266,013	$4,156,962	$2,341,325
Reinvestment of distributions	22,001	8,481	197,875	69,944
Shares redeemed	(115,147)	(500,428)	(1,074,194)	(4,391,427)
Net increase (decrease)	352,403	(225,934)	$3,280,643	$(1,980,158)
Strategic Real Return
Shares sold	18,813,295	12,056,305	$179,065,713	$108,776,464
Reinvestment of distributions	1,169,125	437,195	10,706,206	3,745,215
Shares redeemed	(5,110,676)	(7,165,342)	(47,836,436)	(64,001,090)
Net increase (decrease)	14,871,744	5,328,158	$141,935,483	$48,520,589
Class K6
Shares sold	2,728,608	1,927,290	$25,698,492	$17,287,956
Reinvestment of distributions	110,741	25,081	1,016,565	218,897
Shares redeemed	(869,975)	(560,579)	(8,142,568)	(5,077,235)
Net increase (decrease)	1,969,374	1,391,792	$18,572,489	$12,429,618
Class I
Shares sold	7,134,227	4,735,839	$67,578,129	$43,096,110
Reinvestment of distributions	265,582	74,684	2,427,208	640,493
Shares redeemed	(1,154,199)	(2,840,830)	(10,805,283)	(25,427,814)
Net increase (decrease)	6,245,610	1,969,693	$59,200,054	$18,308,789
Class Z
Shares sold	4,218,654	5,077,644	$39,762,360	$46,168,648
Reinvestment of distributions	276,670	48,666	2,526,927	431,163
Shares redeemed	(2,279,624)	(270,233)	(20,851,584)	(2,499,716)
Net increase (decrease)	2,215,700	4,856,077	$21,437,703	$44,100,095

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Strategic Real Return Fund
Class A	.98%
Actual		$1,000.00	$1,080.20	$5.08
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class M	.98%
Actual		$1,000.00	$1,080.10	$5.08
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class C	1.73%
Actual		$1,000.00	$1,076.10	$8.95
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Strategic Real Return	.73%
Actual		$1,000.00	$1,081.00	$3.79
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class K6	.54%
Actual		$1,000.00	$1,082.50	$2.80**
Hypothetical-C		$1,000.00	$1,022.24	$2.72**
Class I	.73%
Actual		$1,000.00	$1,081.30	$3.79
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class Z	.64%
Actual		$1,000.00	$1,081.70	$3.32
Hypothetical-C		$1,000.00	$1,021.74	$3.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the expense contract and/ or expense cap, effective February 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Strategic Real Return Fund
Class K6	.51%
Actual		$2.65
Hypothetical-(b)		$2.57

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

RRS-SANN-0522
1.814963.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022